Quarterly Report
December 31, 2023
MFS®  Virginia
Municipal Bond Fund
MVA-Q3

Portfolio of Investments
12/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport Revenue – 4.3%
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	$3,000,000	$3,006,096
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,062,990
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,057,352
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2039	1,000,000	1,007,402
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041	1,000,000	1,007,421
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.25%, 10/01/2048	3,600,000	3,908,277
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2027	980,000	1,005,135
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2028	1,000,000	1,025,780
New York Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	995,000	998,412
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,173,303
		$15,252,168
General Obligations - General Purpose – 8.7%
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2043	$1,375,000	$1,422,351
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2044	1,430,000	1,474,583
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2045	1,485,000	1,525,878
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2046	1,550,000	1,587,406
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	775,000	694,183
Bristol County, VA, General Obligation Anticipation Notes, 5%, 9/01/2027	1,650,000	1,702,954
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,636,270
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,300,000	1,420,323
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	475,000	477,848
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	21,717	21,291
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	171,803	107,105
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	144,946	157,204
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	318,785	354,602
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	133,501	130,711
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	251,000	242,678
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	102,991	98,327
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	140,029	128,426
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	476,628	424,519
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,219,629
Fairfax County, VA, Public Improvement, “B”, 4%, 10/01/2025	3,900,000	3,992,321
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,009,230
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043 (Prerefunded 8/01/2028)	2,615,000	2,917,704
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2039	800,000	925,233
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2040	925,000	1,066,818
Petersburg, VA, General Obligation, 4.25%, 9/01/2048	1,160,000	1,180,805
Petersburg, VA, General Obligation, 4.25%, 9/01/2053	1,500,000	1,513,175
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	298,932
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	269,633
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	280,000	307,601
Suffolk, VA, General Obligation Capital Improvement, “A”, 2%, 2/01/2039	1,675,000	1,274,564
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	365,000	368,254
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	145,000	145,747
		$31,096,305
Healthcare Revenue - Hospitals – 13.2%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$3,065,885
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,188,845
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,611,248
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2043	625,000	612,789
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	5,000	5,356
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	40,000	29,762
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2044	2,000,000	1,996,671

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	$2,000,000	$2,004,543
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	3,936,679
Franklin County, VA, Industrial Development Authority Health Care Refunding Rev. (Inova Health System Project), 5%, 5/15/2029	1,475,000	1,666,940
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	755,149
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,006,312
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,835,000	1,760,509
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2043	1,000,000	1,117,447
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2048	4,000,000	4,402,516
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2038	2,200,000	2,246,762
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	1,320,000	1,340,086
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2040	550,000	556,467
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,056,749
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	2,890,219
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	1,946,176
Rockingham County, VA, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), “A”, 3%, 11/01/2046	2,255,000	1,838,678
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	2,972,735
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	3,302,874
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	624,251
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	414,794
		$47,350,442
Healthcare Revenue - Long Term Care – 3.5%
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030 (Prerefunded 10/01/2025)	$1,000,000	$1,035,405
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036 (Prerefunded 10/01/2024)	1,000,000	1,033,058
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	777,176
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	395,196
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	385,174
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	488,162
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	673,316
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	938,995
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	909,796
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	976,324
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster-Canterbury on Chesapeake Bay), 7%, 9/01/2053	2,000,000	2,141,785
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	1,867,737
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	950,293
		$12,572,417
Industrial Revenue - Environmental Services – 1.4%
Southampton County, VA, Industrial Development Authority, Environmental Improvement Rev. (PRTI-Virginia One, LLC Project), 4.875%, 11/01/2053 (Put Date 12/12/2024)	$4,000,000	$4,009,901
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	1,000,000	934,376
		$4,944,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$300,000	$247,499
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$100,225
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	130,253
		$230,478
Miscellaneous Revenue - Other – 1.0%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,562,613
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	130,000	131,499
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	845,000	837,386
		$3,531,498
Multi-Family Housing Revenue – 11.6%
Arlington County, VA, Industrial Development Authority Multi-Family Housing Rev. (Park Shirlington Apartments), “A”, 5%, 1/01/2026	$4,000,000	$4,129,207
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	984,820	994,665
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	525,000	534,882
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	830,000	838,256
Northampton County, VA Economic Development Authority, Multifamily Housing Rev. (Myrtle Landing Apartments), HUD Section 8, 4.5%, 4/01/2026 (Put Date 4/01/2025)	3,720,000	3,757,109
Virginia Housing Development Authority Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	4,000,000	4,233,715
Virginia Housing Development Authority, Rental Housing, “A”, 3.8%, 9/01/2044	2,000,000	1,921,002
Virginia Housing Development Authority, Rental Housing, “B”, 4.4%, 3/01/2043	710,000	728,392
Virginia Housing Development Authority, Rental Housing, “B”, 4.45%, 3/01/2045	1,535,000	1,543,287
Virginia Housing Development Authority, Rental Housing, “B”, 4.55%, 3/01/2048	2,580,000	2,605,137
Virginia Housing Development Authority, Rental Housing, “D”, 1.8%, 5/01/2033	500,000	424,617
Virginia Housing Development Authority, Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	2,940,335
Virginia Housing Development Authority, Rental Housing, “D”, 4.75%, 8/01/2053	4,000,000	4,120,157
Virginia Housing Development Authority, Rental Housing, “D”, 4%, 10/01/2053	2,875,000	2,726,343
Virginia Housing Development Authority, Rental Housing, “E”, 3.15%, 12/01/2049	1,635,000	1,271,043
Virginia Housing Development Authority, Rental Housing, “E”, 4.25%, 6/01/2052	3,000,000	2,958,970
Virginia Housing Development Authority, Rental Housing, “F”, 1.6%, 7/01/2033	770,000	635,293
Virginia Housing Development Authority, Rental Housing, “G”, 5.05%, 11/01/2047	1,000,000	1,076,621
Virginia Housing Development Authority, Rental Housing, “G”, 5.15%, 11/01/2052	2,680,000	2,858,831
Virginia Housing Development Authority, Rental Housing, “G”, 5.375%, 11/01/2064	1,250,000	1,317,668
		$41,615,530
Parking – 0.9%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$1,337,809
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,067,876
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	797,247
		$3,202,932
Port Revenue – 1.2%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$469,732
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2041	750,000	765,351
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,075,983
		$4,311,066
Sales & Excise Tax Revenue – 4.4%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$20,000	$21,538
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	25,000	27,107
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	245,000	234,543
Hampton Roads, VA, Transportation Accountability Commission, “A”, 4%, 7/01/2057	4,000,000	3,881,812

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	$77,000	$77,374
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	249,000	246,423
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	7,532,000	7,558,282
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	476,000	472,532
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	251,000	249,171
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	5,736
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	122,000	120,254
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,902
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	135,000	117,504
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	26,000	20,792
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,212,000	887,033
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,160,000	772,634
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	556,000	174,319
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	795,000	620,100
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	345,000	269,100
		$15,761,156
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$325,000	$281,682
Single Family Housing - State – 1.1%
Virginia Housing Development Authority, Commonwealth Mortgage, “E”, 3.9%, 7/01/2055 (Put Date 7/01/2025)	$4,000,000	$4,011,130
State & Local Agencies – 8.9%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	$1,000,000	$1,010,692
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2024)	500,000	507,499
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034 (Prerefunded 10/01/2024)	1,000,000	1,014,998
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	1,765,000	1,899,090
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), AGM, 5%, 10/01/2038	1,500,000	1,621,118
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	951,006
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	541,592
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	2,977,726
Loudoun County, VA, Economic Development Authority Refunding Rev. (Louduon County Public Facilities Project), “A”, 5%, 12/01/2024	1,860,000	1,896,466
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	1,872,693
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,383,214
Virginia College Building Authority, Educational Facilities Refunding Rev. (21st Century College and Equipment Programs), “E”, 5%, 2/01/2025	540,000	553,206
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 5%, 2/01/2038	4,000,000	4,611,390
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “D”, 5%, 2/01/2025	1,435,000	1,470,093
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039 (Prerefunded 8/01/2029)	30,000	32,489
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	2,000,000	2,048,840
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5%, 7/15/2045	5,000,000	5,439,773
		$31,831,885
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$15,000	$14,474
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	385,000	322,006
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,590,000	1,570,142
		$1,906,622

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 1.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$1,525,000	$1,604,495
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	230,000	240,018
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	635,000	694,440
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	1,965,000	1,589,180
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	220,000	204,944
		$4,333,077
Tax Assessment – 0.4%
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	$1,000,000	$951,661
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	500,000	504,924
		$1,456,585
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$970,000	$911,563
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,140,000	1,054,485
		$1,966,048
Toll Roads – 6.0%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,028,281
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	4,180,000	4,047,373
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	2,924,710
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	2,720,395
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	3,000,000	3,279,108
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (Elizabeth River Crossings Opco LLC Project), 4%, 1/01/2040	2,000,000	1,956,518
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	3,000,000	2,460,832
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2052	1,000,000	1,003,169
		$21,420,386
Transportation - Special Tax – 4.2%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	$3,000,000	$3,030,947
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	2,861,106
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	190,000	206,701
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	200,000	223,952
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,029,017
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	500,000	514,509
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,654,513
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,645,537
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	3,860,000	4,040,204
		$15,206,486
Universities - Colleges – 8.8%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$750,000	$738,416
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	762,622
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,425,169
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,063,342
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2037	1,000,000	1,036,560
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2038	1,750,000	1,800,960
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	390,000	381,528
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	597,152
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,049,194
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	250,000	242,305
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2039	225,000	215,608
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	237,133

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	$900,000	$912,122
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,630,203
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	998,266
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	1,003,982
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,607,645
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,287,096
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	379,716
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,129,047
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,137,232
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2025)	1,000,000	1,021,457
Virginia Commonwealth University, General Rev., “A”, 5%, 11/01/2033	4,000,000	4,618,255
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,531,031
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.125%, 7/01/2048	1,000,000	998,069
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	755,000	747,657
		$31,551,767
Universities - Dormitories – 0.6%
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4%, 7/01/2048	$2,245,000	$2,243,201
Utilities - Electric Power – 0.3%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$1,455,000	$1,220,332
Utilities - Investor Owned – 1.1%
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	$4,000,000	$4,023,675
Utilities - Municipal Owned – 2.1%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$30,000	$7,800
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	320,000	83,200
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	139,100
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2024	25,000	25,004
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	334,500
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,501
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	835,000	217,100
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	130,000	33,800
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	60,000	15,600
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	7,800
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	305,000	79,300
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	315,000	312,757
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	45,000	43,318
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	145,000	37,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	140,000	36,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	6,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	111,800
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	180,261
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	25,000	6,500
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	60,000	15,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	205,000	53,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	58,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	70,000	18,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	215,000	55,900
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	175,000	42,437
Richmond, VA, Public Utility Refunding Rev., “C”, 4%, 1/15/2045	1,000,000	1,021,244
Richmond, VA, Public Utility Refunding Rev., “C”, 4.25%, 1/15/2053	2,500,000	2,554,037

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	$2,000,000	$2,092,308
		$7,624,467
Utilities - Other – 2.5%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$1,045,000	$1,052,341
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,020,000	2,157,052
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,300,000	1,415,675
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,850,000	1,968,760
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,115,000	1,190,148
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,176,556
		$8,960,532
Water & Sewer Utility Revenue – 9.1%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	$3,000,000	$3,163,775
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	307,734
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	389,593
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,074,717
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	442,568
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 8/01/2034 (Prerefunded 8/01/2026)	3,000,000	3,178,280
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035 (Prerefunded 10/01/2027)	660,000	719,373
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,298,456
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,445,315
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	80,000	80,437
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	100,000	100,429
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	110,424
Spotsylvania County, VA, Water and Sewer System Rev., 4.5%, 12/01/2046	3,865,000	4,037,846
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	1,806,861
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025	5,000	5,008
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,059
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	40,000	40,049
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2032	1,000,000	1,102,024
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2033	1,500,000	1,650,480
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	3,602,555
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	45,000	45,070
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2039	1,610,000	1,856,419
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2041	1,030,000	1,175,285
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2042	1,330,000	1,508,378
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 5.25%, 11/01/2047	2,350,000	2,687,952
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 4.75%, 11/01/2052	750,000	805,171
		$32,679,258
Total Municipal Bonds		$350,832,901
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$557,000	$515,402
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,134,593	360,905
Total Bonds		$876,307
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$591,755	$322,506

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.42% (v)	1,090,122	$1,090,340

Other Assets, Less Liabilities – 1.5%		5,371,094
Net Assets – 100.0%		$358,493,148
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,090,340 and $352,031,714, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,525,283, representing 2.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$351,155,407	$—	$351,155,407
U.S. Corporate Bonds	—	876,307	—	876,307
Mutual Funds	1,090,340	—	—	1,090,340
Total	$1,090,340	$352,031,714	$—	$353,122,054
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,049,683	$94,833,152	$97,794,024	$2,160	$(631)	$1,090,340

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$262,414	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2023, are as follows:
Virginia	75.5%
Washington DC	10.1%
Puerto Rico	4.3%
Illinois	1.7%
Alabama	1.5%
Texas	1.2%
New York	1.1%
Guam	0.7%
Tennessee	0.7%
California	0.6%
New Jersey	0.6%
South Carolina	0.4%
New Mexico	0.4%
Wisconsin	0.3%
Ohio	0.3%
New Hampshire	0.3%
Michigan	0.1%
Indiana	0.1%
Iowa	0.1%
U.S. Virgin Islands (o)	0.0%
Pennsylvania (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.